Condensed Financial Statements of Kentucky First Federal Bancorp (Details) - Schedule of Statements of Cash Flows - Kentucky First Federal Bancorp [Member] - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net income (loss)	$ (1,721)	$ 933
Adjustments to reconcile net earnings to net cash provided by operating activities:
Excess (deficit) distributions over earnings (undistributed earnings from consolidated subsidiaries	1,320	485
Noncash compensation expense		4
Increase (decrease) in cash due to changes in:
Prepaid expenses and other assets	333	(371)
Other liabilities	(23)	6
Net cash provided (used) by operating activities	(91)	1,057
Cash flows from financing activities:
Treasury stock purchases		(461)
Dividends paid on common stock	(670)	(1,363)
Net cash used in financing activities	(670)	(1,824)
Net increase (decrease) in cash and cash equivalents	(761)	(767)
Beginning cash and cash equivalents	1,130	1,897
Ending cash and cash equivalents	$ 369	$ 1,130